Acquisitions - Summary of Unaudited Pro Forma Financial Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Business Acquisition, Pro Forma Information [Abstract]
Total revenues	$ 670.9	$ 598.7
Net loss	(168.5)	(151.9)
Net loss attributable to Mirion Technologies (TopCo), Ltd stockholders	$ (168.4)	$ (151.9)